Intangible assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Intangible assets
Intangible assets	$ 179,480	$ 10,534,278	$ 10,534,278
Intangible assets transferred to Assets Classified as held for sale	10,534,278
General and administrative expenses
Intangible assets
Amortization of intangible assets	4,628
Licenses
Intangible assets
Intangible assets	$ 179,480
Trade name
Intangible assets
Intangible assets			937,500
Customer list (B2B relationships)
Intangible assets
Intangible assets			3,692,778
Developed technology
Intangible assets
Intangible assets			$ 5,904,000